Debt and Credit Agreements	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt and Credit Agreements	DEBT AND CREDIT AGREEMENTS
Short-Term Notes and Credit Facilities
Hydro One meets its short-term liquidity requirements in part through the issuance of commercial paper under Hydro One Inc.’s Commercial Paper Program which has a maximum authorized amount of $2,300 million. These short-term notes are denominated in Canadian dollars with varying maturities up to 365 days. The Commercial Paper Program is supported by Hydro One Inc.’s revolving standby credit facilities totaling $2,300 million.
At December 31, 2022, Hydro One’s consolidated committed and unsecured credit facilities (Operating Credit Facilities) consisted of the following:

(millions of dollars)	Maturity	Total Amount	Amount Drawn
Hydro One Inc.
Revolving standby credit facilities	June 2027[1]	2,300	—
Hydro One
Five-year senior, revolving term credit facility	June 2027[1]	250	—
Total		2,550	—
1 On June 1, 2022, the maturity dates for the Operating Credit Facilities were extended from June 2026 to June 2027.
The Company may use the Operating Credit Facilities for working capital and general corporate purposes. If used, interest on the Operating Credit Facilities would apply based on Canadian benchmark rates. The obligation of each lender to make any credit extension under its credit facility is subject to various conditions including that no event of default has occurred or would result from such credit extension.
Subsidiary Debt Guarantee
Hydro One Holdings Limited (HOHL) is an indirect wholly-owned subsidiary of Hydro One that may offer and sell debt securities. Any debt securities issued by HOHL are fully and unconditionally guaranteed by the Company. At December 31, 2022 and 2021, no debt securities have been issued by HOHL.
Long-Term Debt
The following table presents long-term debt outstanding at December 31, 2022 and 2021:

As at December 31 (millions of dollars)	2022	2021
3.20% Series 25 notes due 2022	—	600
0.71% Series 48 notes due 2023	600	600
2.54% Series 42 notes due 2024	700	700
1.76% Series 45 notes due 2025	400	400
2.97% Series 40 notes due 2025	350	350
2.77% Series 35 notes due 2026	500	500
4.91% Series 52 notes due 2028	750	—
3.02% Series 43 notes due 2029	550	550
2.16% Series 46 notes due 2030	400	400
7.35% Debentures due 2030	400	400
1.69% Series 49 notes due 2031	400	400
2.23% Series 50 notes due 2031	450	450
6.93% Series 2 notes due 2032	500	500
6.35% Series 4 notes due 2034	385	385
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
3.91% Series 36 notes due 2046	350	350
3.72% Series 38 notes due 2047	450	450
3.63% Series 41 notes due 2049	750	750
2.71% Series 47 notes due 2050	500	500
3.64% Series 44 notes due 2050	250	250
3.10% Series 51 notes due 2051	450	450
4.00% Series 24 notes due 2051	225	225
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50
Hydro One Inc. long-term debt (a)	13,245	13,095

1.41% Series 2020-1 notes due 2027	425	425
Hydro One long-term debt (b)	425	425

6.6% Senior Secured Bonds due 2023 (Principal amount - $95 million)	97	105
4.6% Note Payable due 2023 (Principal amount - $36 million)	36	37
HOSSM long-term debt (c)	133	142

	13,803	13,662

Add: Net unamortized debt premiums	8	9
Less: Unamortized deferred debt issuance costs	(48)	(51)
Total long-term debt	13,763	13,620
(a) Hydro One Inc. long-term debt
At December 31, 2022, long-term debt of $13,245 million (2021 - $13,095 million) was outstanding, the majority of which was issued under Hydro One Inc.’s Medium Term Note (MTN) Program. In June 2022, Hydro One Inc. filed a short form base shelf prospectus in connection with its MTN Program, which has a maximum authorized principal amount of notes issuable of $4,000 million, expiring in July 2024. At December 31, 2022, $3,250 million remained available for issuance under the MTN Program prospectus.
In 2022, Hydro One Inc. issued long-term debt totaling $750 million (2021 - $900 million) and repaid long-term debt of $600 million (2021 - $800 million) under the MTN Program.
(b) Hydro One long-term debt
At December 31, 2022, long-term debt of $425 million (2021 - $425 million) was outstanding under Hydro One's short form base shelf prospectus (Universal Base Shelf Prospectus). On August 15, 2022, Hydro One filed the Universal Base Shelf Prospectus with securities regulatory authorities in Canada to replace a previous prospectus that would otherwise have expired in September 2022. The Universal Base Shelf Prospectus allows Hydro One to offer, from time to time in one or more public offerings, up to $2,000 million of debt, equity or other securities, or any combination thereof, during the 25-month period ending on September 16, 2024. At December 31, 2022, no securities have been issued under the Universal Base Shelf Prospectus. During the years ended December 31, 2022 and 2021, no long-term debt was issued or repaid.
(c) HOSSM long-term debt
At December 31, 2022, HOSSM long-term debt of $133 million (2021 - $142 million), with a principal amount of $131 million (2021 - $134 million) was outstanding. In 2022, no long-term debt was issued (2021 - $nil), and $3 million (2021 - $4 million) of long-term debt was repaid.
The total long-term debt is presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2022	2021
Current liabilities:
Long-term debt payable within one year	733	603
Long-term liabilities:
Long-term debt	13,030	13,017
Total long-term debt	13,763	13,620
Principal and Interest Payments
At December 31, 2022, future principal repayments, interest payments, and related weighted-average interest rates were as follows:

	Long-Term Debt Principal Repayments	Interest Payments	Weighted-Average Interest Rate
	(millions of dollars)	(millions of dollars)	(%)
Year 1	731	518	1.7
Year 2	700	513	2.5
Year 3	750	495	2.3
Year 4	500	479	2.8
Year 5	425	473	1.4
	3,106	2,478	2.2
Years 6-10	3,450	1,976	4.1
Thereafter	7,245	3,663	4.5
	13,801	8,117	3.9